American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2022

VP Growth - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.5%
Aerospace and Defense — 1.8%
Lockheed Martin Corp.	221	85,370
Air Freight and Logistics — 1.5%
United Parcel Service, Inc., Class B	442	71,401
Auto Components — 0.6%
Aptiv PLC(1)	381	29,798
Automobiles — 3.5%
Tesla, Inc.(1)	643	170,556
Beverages — 2.1%
PepsiCo, Inc.	611	99,752
Biotechnology — 3.8%
AbbVie, Inc.	876	117,568
Vertex Pharmaceuticals, Inc.(1)	230	66,594
		184,162
Building Products — 0.5%
Masco Corp.	223	10,412
Trex Co., Inc.(1)	279	12,259
		22,671
Capital Markets — 1.2%
S&P Global, Inc.	185	56,490
Chemicals — 1.0%
Air Products & Chemicals, Inc.	218	50,735
Electrical Equipment — 1.5%
Generac Holdings, Inc.(1)	228	40,616
Rockwell Automation, Inc.	139	29,900
		70,516
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	233	36,367
Cognex Corp.	358	14,839
Keysight Technologies, Inc.(1)	297	46,736
		97,942
Energy Equipment and Services — 1.0%
Schlumberger NV	1,328	47,675
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	431	25,213
Take-Two Interactive Software, Inc.(1)	165	17,985
Walt Disney Co.(1)	515	48,580
		91,778
Equity Real Estate Investment Trusts (REITs) — 0.9%
Prologis, Inc.	134	13,614
SBA Communications Corp.	107	30,458
		44,072
Food Products — 0.9%
Mondelez International, Inc., Class A	732	40,136
Vital Farms, Inc.(1)	390	4,668
		44,804
Health Care Equipment and Supplies — 2.2%
DexCom, Inc.(1)	257	20,699
Edwards Lifesciences Corp.(1)	437	36,109

IDEXX Laboratories, Inc.(1)	67	21,829
Intuitive Surgical, Inc.(1)	148	27,741
		106,378
Health Care Providers and Services — 4.1%
Cigna Corp.	236	65,483
UnitedHealth Group, Inc.	261	131,815
		197,298
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., Class A(1)	355	37,289
Chipotle Mexican Grill, Inc.(1)	26	39,072
Dutch Bros, Inc., Class A(1)(2)	151	4,704
Expedia Group, Inc.(1)	164	15,365
		96,430
Household Products — 1.3%
Procter & Gamble Co.	515	65,019
Interactive Media and Services — 6.5%
Alphabet, Inc., Class A(1)	3,280	313,732
Internet and Direct Marketing Retail — 5.8%
Amazon.com, Inc.(1)	2,500	282,500
IT Services — 6.8%
Accenture PLC, Class A	238	61,237
Mastercard, Inc., Class A	101	28,718
Okta, Inc.(1)	273	15,525
Twilio, Inc., Class A(1)	247	17,078
Visa, Inc., Class A	1,164	206,785
		329,343
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	269	32,697
Repligen Corp.(1)	52	9,730
		42,427
Oil, Gas and Consumable Fuels — 0.6%
ConocoPhillips	300	30,702
Personal Products — 0.7%
Estee Lauder Cos., Inc., Class A	164	35,408
Pharmaceuticals — 3.1%
Eli Lilly & Co.	197	63,700
Novo Nordisk A/S, B Shares	406	40,445
Zoetis, Inc.	304	45,080
		149,225
Road and Rail — 2.0%
Uber Technologies, Inc.(1)	1,351	35,801
Union Pacific Corp.	312	60,784
		96,585
Semiconductors and Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.(1)	1,192	75,525
Analog Devices, Inc.	446	62,146
ASML Holding NV	117	48,471
GLOBALFOUNDRIES, Inc.(1)(2)	208	10,057
NVIDIA Corp.	781	94,805
		291,004
Software — 15.8%
Cadence Design Systems, Inc.(1)	210	34,320
Crowdstrike Holdings, Inc., Class A(1)	152	25,051
Datadog, Inc., Class A(1)	225	19,976
Microsoft Corp.	2,481	577,825

PagerDuty, Inc.(1)	732	16,887
Paycor HCM, Inc.(1)	196	5,794
Salesforce, Inc.(1)	216	31,069
Splunk, Inc.(1)	291	21,883
Workday, Inc., Class A(1)	205	31,205
		764,010
Specialty Retail — 2.7%
Home Depot, Inc.	253	69,813
Ross Stores, Inc.	173	14,579
TJX Cos., Inc.	768	47,708
		132,100
Technology Hardware, Storage and Peripherals — 9.5%
Apple, Inc.	3,329	460,068
Textiles, Apparel and Luxury Goods — 1.3%
Deckers Outdoor Corp.(1)	50	15,630
NIKE, Inc., Class B	597	49,623
		65,253
TOTAL COMMON STOCKS (Cost $3,001,533)		4,625,204
EXCHANGE-TRADED FUNDS — 4.1%
iShares Russell 1000 Growth ETF(2)	576	121,190
Technology Select Sector SPDR Fund(2)	636	75,544
TOTAL EXCHANGE-TRADED FUNDS (Cost $213,868)		196,734
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	228	228
State Street Navigator Securities Lending Government Money Market Portfolio(3)	109,218	109,218
		109,446
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $19,502), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $19,175)		19,170
TOTAL SHORT-TERM INVESTMENTS (Cost $128,616)		128,616
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $3,344,017)		4,950,554
OTHER ASSETS AND LIABILITIES — (2.3)%		(110,397)
TOTAL NET ASSETS — 100.0%		$4,840,157

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,527	USD	1,503	JPMorgan Chase Bank N.A.	12/30/22	$3
USD	43,700	EUR	44,479	JPMorgan Chase Bank N.A.	12/30/22	(202)
						$(199)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $106,936. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $109,218.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,536,288	88,916	—
Exchange-Traded Funds	196,734	—	—
Short-Term Investments	109,446	19,170	—
	4,842,468	108,086	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	202	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.